Reserve for Share-Based Payments	12 Months Ended
Jun. 30, 2022
Reserve For Share Based Payments [Abstract]
Reserve for Share-Based Payments
13.	Reserve for Share-Based Payments

The Company maintains the Option Plan whereby certain key officers, directors and consultants may be granted stock options for common shares of the Company. The maximum number of common shares that are issuable under the Option Plan is limited to 2,406,732 common shares. Under the Option Plan, the exercise price of each option may not be lower than the greater of the closing price of the Company’s shares on the trading day prior to the grant date or the grant date itself, whichever is higher. Vesting of options is determined at the discretion of the Board. As at June 30, 2022, the Company had 786,243 common shares available for issuance under the Option Plan.

The following summarizes the stock option activity for the years ended June 30, 2022, 2021 and 2020:

	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	820,000	2.50	820,000	0.50	1,040,000	2.50
Granted	1,269,386	USD 7.50	-	-	-	-
Cancelled	(300,000)	2.50	(160,000) (1)	2.50	(220,000)	2.50
Cancelled	(168,897)	USD 7.50	-	-	-	-
Reinstated	-	-	160,000 (1)	2.50	-	-
Outstanding, end of year	1,620,489	7.23	820,000	2.50	820,000	2.50
Exercisable, end of year	1,070,246	6.08	820,000	2.50	820,000	2.50

(1)	160,000 options were cancelled and reinstated as a result of the resignation and reincorporation of a director.

Option grants for the years ended June 30, 2021 and 2020

No options were granted during the years ended June 30, 2021 and 2020.

Option grants for the year ended June 30, 2022

On November 18, 2021, the Company granted 1,269,386 options to various officers and directors at an exercise price of USD $7.50, expiring on November 18, 2026. The options vest in equal increments after three months, six months, nine months and 12 months until fully vested. The options were valued using Black-Scholes with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.47%, forfeiture rate of 20% and an expected life of five years. The grant date fair value attributable to these options was $7,167,552, of which $6,084,861 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2022. On June 29, 2022, 168,897 of these options were cancelled.

The following table summarizes information of stock options outstanding and exercisable as at June 30, 2022:

Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
May 24, 2023	520,000	520,000	2.50	0.90
November 18, 2026	1,100,489	550,245	USD 7.50	4.39
	1,620,489	1,070,245	7.23	3.27